Right-of-use Assets - Summary of Evolution of the Group's Right-of-use Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 631	$ 541	$ 519
Increases	444	404	306
Ending balance	743	631	541	$ 519
Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16	14	22
Ending balance	20	16	14	22
Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	151	194	130
Ending balance	66	151	194	130
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	199	74	117
Ending balance	327	199	74	117
Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	45	56	65
Ending balance	47	45	56	65
Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	220	203	185
Ending balance	283	220	203	185
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	444	404	306
Translation effect	(3)	(19)	(8)
Adjustment for inflation	15	11	12
Decreases, reclassifications and other movements	(88)	(27)	(101)
Right of use assets	2,018	1,650	1,281	1,072
Cost [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	12	13	2
Translation effect		(1)
Adjustment for inflation	1		1
Decreases, reclassifications and other movements	(1)	(5)	(3)
Right of use assets	52	40	33	33
Cost [member] | Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	16	93	148
Decreases, reclassifications and other movements	(15)	(21)	(5)
Right of use assets	568	567	495	352
Cost [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	219	169	17
Decreases, reclassifications and other movements	(59)	(1)	(15)
Right of use assets	611	451	283	281
Cost [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	11	1	5
Translation effect	(3)	(18)	(8)
Adjustment for inflation	14	11	11
Decreases, reclassifications and other movements	(2)		(9)
Right of use assets	114	94	100	101
Cost [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	186	128	134
Decreases, reclassifications and other movements	(11)		(69)
Right of use assets	673	498	370	305
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	331	288	271
Translation effect	(3)	(11)	(4)
Adjustment for inflation	11	6	5
Decreases, reclassifications and other movements	(83)	(4)	(85)
Right of use assets	1,275	1,019	740	553
Accumulated depreciation [member] | Land and buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	7	6	9
Translation effect		(1)
Adjustment for inflation	1
Decreases, reclassifications and other movements			(1)
Right of use assets	32	24	19	11
Accumulated depreciation [member] | Exploitation Facilities and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	101	119	81
Decreases, reclassifications and other movements	(15)	(4)	(2)
Right of use assets	502	416	301	222
Accumulated depreciation [member] | Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	88	43	57
Decreases, reclassifications and other movements	(56)		(12)
Right of use assets	284	252	209	164
Accumulated depreciation [member] | Gas Stations [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	12	9	12
Translation effect	(3)	(10)	(4)
Adjustment for inflation	10	6	5
Decreases, reclassifications and other movements	(1)		(5)
Right of use assets	67	49	44	36
Accumulated depreciation [member] | Transportation equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Increases	123	111	112
Decreases, reclassifications and other movements	(11)		(65)
Right of use assets	$ 390	$ 278	$ 167	$ 120